AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Long Positions - 103.9%
Common Stocks - 91.6%
Communication Services - 19.9%
Comcast Corp., Class A	8,660	$429,276
Liberty Broadband Corp., Class C*	2,982	435,521
Liberty Media Corp.-Liberty Braves, Class C*,1	16,782	449,422
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	12,714	515,680
Madison Square Garden Entertainment Corp.*	4,786	424,757
Madison Square Garden Sports Corp.*	2,175	352,111
News Corp., Class A	21,500	417,100
Quebecor, Inc., Class B (Canada)	16,799	401,994

Total Communication Services		3,425,861
Consumer Discretionary - 7.9%
Advance Auto Parts, Inc.	2,340	348,988
Dollar Tree, Inc.*,1	2,428	246,830
LKQ Corp.*	7,538	264,508
NVR, Inc.*	114	506,899

Total Consumer Discretionary		1,367,225
Consumer Staples - 8.6%
Albertsons Cos., Inc.	20,709	359,715
Central Garden & Pet Co.*	7,298	308,633
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	4,907	333,922
Hostess Brands, Inc.*,1	19,112	293,369
Molson Coors Beverage Co., Class B1	3,776	189,404

Total Consumer Staples		1,485,043
Energy - 2.2%
Texas Pacific Land Corp.	448	372,844
Financials - 25.9%
American Financial Group, Inc.	5,473	515,228
Ares Management Corp., Class A	11,801	532,933
Axis Capital Holdings, Ltd. (Bermuda)	8,146	373,901
Berkshire Hathaway, Inc., Class B*,1	3,109	708,448
Cannae Holdings, Inc.*	9,615	365,274
CNA Financial Corp.	6,845	262,985
Fidelity National Financial, Inc.	4,638	168,359
Intercontinental Exchange, Inc.[1]	4,069	449,014
KKR & Co., Inc.	15,090	587,756
U.S. Bancorp	5,054	216,564
White Mountains Insurance Group, Ltd.	282	287,640

Total Financials		4,468,102
Health Care - 10.4%
Bristol-Myers Squibb Co.	7,074	434,556
	Shares	Value

Centene Corp.*,1	5,329	$321,339
CVS Health Corp.	4,957	355,169
McKesson Corp.	1,456	254,028
Premier, Inc., Class A1	12,814	434,010

Total Health Care		1,799,102
Industrials - 9.7%
API Group Corp.*,2	21,244	380,480
CoreCivic, Inc., REIT	51,915	369,116
General Dynamics Corp.	3,552	521,007
Huntington Ingalls Industries, Inc.[1]	2,595	408,271

Total Industrials		1,678,874
Information Technology - 3.0%
Fiserv, Inc.*	5,105	524,232
Materials - 1.4%
Sandstorm Gold, Ltd. (Canada)*	37,551	242,580
Utilities - 2.6%
Hawaiian Electric Industries, Inc.	13,497	446,211

Total Common Stocks (Cost $14,283,795)		15,810,074
Short-Term Investments - 12.3%
Other Investment Companies - 12.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	700,985	700,985
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	700,986	700,986
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	722,227	722,227

Total Short-Term Investments (Cost $2,124,198)		2,124,198
Total Investments - 103.9% (Cost $16,407,993)		17,934,272
Short Sales - (23.3%)[4]
Common Stocks - (23.3%)
Communication Services - (1.5%)
AT&T, Inc.	(9,142)	(261,735)
Consumer Discretionary - (0.7%)
Leggett & Platt, Inc.	(3,049)	(125,009)
Consumer Staples - (3.3%)
The Clorox Co.	(371)	(77,710)
Conagra Brands, Inc.	(5,512)	(190,715)
Energizer Holdings, Inc.	(2,954)	(129,503)
McCormick & Co., Inc.	(1,835)	(164,306)

Total Consumer Staples		(562,234)

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Financials - (2.9%)
Dime Community Bancshares, Inc.	(4,691)	$(74,587)
Mercury General Corp.	(8,168)	(432,986)

Total Financials		(507,573)
Health Care - (1.3%)
HCA Healthcare, Inc.	(1,070)	(173,854)
Prestige Consumer Healthcare, Inc. *	(1,234)	(49,360)

Total Health Care		(223,214)
Industrials - (7.7%)
ACCO Brands Corp.	(10,099)	(81,701)
Caterpillar, Inc.	(942)	(172,235)
Deluxe Corp.	(2,522)	(85,470)
Encore Wire Corp.	(3,444)	(198,891)
Ennis, Inc.	(7,370)	(134,134)
Heartland Express, Inc.	(6,788)	(127,411)
HNI Corp.	(3,810)	(122,911)
Snap-on, Inc.	(490)	(88,195)
	Shares	Value

Textron, Inc.	(3,091)	$(139,899)
Union Pacific Corp.	(882)	(174,168)

Total Industrials		(1,325,015)
Information Technology - (4.0%)
Canon, Inc., Sponsored ADR (Japan)	(3,501)	(77,372)
HP, Inc.	(13,875)	(337,718)
International Business Machines Corp.	(2,248)	(267,759)

Total Information Technology		(682,849)
Real Estate - (1.9%)
Omega Healthcare Investors, Inc., REIT	(3,883)	(140,642)
Rayonier, Inc., REIT	(6,362)	(195,632)

Total Real Estate		(336,274)

Total Common Stocks (Proceeds $(3,817,946))		(4,023,903)
Other Assets, less Liabilities - 19.4%		3,349,635
Net Assets - 100.0%		$17,260,004

*	Non-income producing security.
[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of January 31, 2021, value of securities held in the segregated account was $1,218,748.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $380,480 or 2.2% of net assets.
[3]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[4]	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$15,810,074	—	—	$15,810,074
Short-Term Investments
Other Investment Companies	2,124,198	—	—	2,124,198
Total Assets	17,934,272	—	—	17,934,272
Liabilities
Common Stocks†	(4,023,903)	—	—	(4,023,903)
Net Investments in Securities	$13,910,369	—	—	$13,910,369

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.